EQUITY AND NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
EQUITY AND NON-CONTROLLING INTERESTS	EQUITY AND NON-CONTROLLING INTERESTS
Share capital
On January 14, 2022 and May 18, 2022, ArcelorMittal cancelled 45 million and 60 million treasury shares, respectively, to keep the number of treasury shares within appropriate levels. These cancellations took into account the shares already purchased under the 1,000 share buyback programs announced on November 17, 2021, which were completed on December 28, 2021 and on May 5, 2022, respectively. Following these cancellations, the aggregate number of shares issued and fully paid up and share capital decreased from 982,809,772 and 350 as of December 31, 2021 to 877,809,772 and 312 as of June 30, 2022, respectively.
Authorized shares
Following the above-mentioned cancellations of treasury shares on January 14, 2022 and May 18, 2022, authorized share capital decreased from 442 represented by 1,241,418,599 ordinary shares without nominal value as of December 31, 2021 to 404 represented by 1,136,418,599 ordinary shares without nominal value as of June 30, 2022.
Dividends
On May 4, 2022 at the annual general meeting of shareholders, the shareholders approved the Company’s dividend of $0.38 per share. The dividend amounted to 332 and was paid on June 10, 2022. During the six months ended June 30, 2022, dividend due and paid to non-controlling interests amounted to 158 and 178, respectively.
Share buyback
On April 25, 2022, ArcelorMittal completed its 1,000 share buyback program announced on February 11, 2022 under the authorization given by the annual general meeting of shareholders of June 8, 2021 and repurchased 31,751,960 shares for a total value of €911 million (equivalent to 1,000) at an approximate average price per share of €28.68 ($31.49).
On June 8, 2022, ArcelorMittal completed a second share buyback program in the amount of 1,000 under the authorization given by the annual general meeting of shareholders of May 4, 2022, bringing the total 2022 buybacks announced so far to 2,000. ArcelorMittal repurchased 33,349,597 shares for a total value of €943 million (equivalent to 1,000) at an approximate average price per share of €28.26 ($29.99). The shares acquired under the program are intended (i) to meet ArcelorMittal’s obligations under debt obligations exchangeable into equity securities (ii) to reduce ArcelorMittal’s share capital, and/or (iii) to meet ArcelorMittal’s obligations arising from employee share programs.
On July 29, 2022, the Company announced a new share buy back program of 60,431,380 shares (approximately 1.4 billion based on share price as of July 26, 2022) to be completed by the end of May 2023 (subject to market conditions) under the authorization given by the annual general meeting of shareholders of May 4, 2022, bringing the total 2022 buybacks announced so far to approximately 3.4 billion. The Significant Shareholder has decided not to participate in the program consistent with the position announced on February 25, 2022. The shares acquired under the program are intended to meet ArcelorMittal’s obligations under debt obligations exchangeable into equity securities; to reduce ArcelorMittal’s share capital, and/or to meet ArcelorMittal’s obligations arising from employee share programs.
Treasury shares
ArcelorMittal held 31.2 million and 71.9 million treasury shares as of June 30, 2022 and December 31, 2021, respectively.
Votorantim put option liability
On March 30, 2022 Votorantim S.A. exercised the put option right it has under its shareholders’ agreement with the Company with respect to its 2.99% preferred share interest in ArcelorMittal Brasil following the acquisition of Votorantim S.A.'s long steel business in Brazil in 2018, which became a wholly-owned subsidiary of ArcelorMittal Brasil. The exercise price is calculated pursuant to an agreed formula in the shareholders’ agreement which applies a 6 times multiple of ArcelorMittal Brasil Longs Business EBITDA in the four immediately preceding calendar quarters from the date of the put option exercise (subject to certain adjustments, such as the exclusion of any unusual, infrequent or abnormal events) less an assumed net debt of BRL 6.2 billion times 15%. The Company determined that it has a present ownership interest in the preferred shares subject to the put option and recognized a financial liability at amortized cost measured at the present value of the redemption amount. As of June 30, 2022, the Company calculated the put option exercise price in the amount of BRL 0.8 billion (0.2 billion)
but Votorantim S.A. has indicated that it does not agree with ArcelorMittal Brasil’s calculation of the exercise price. The definition of the final put option exercise price will be subject to the procedure, whose estimated timing for resolution is currently unknown, as specified in the shareholders' agreement, with arbitration being the ultimate means.